UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 800-463-6670
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------

                                     [LOGO]

                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
   This report has been prepared for the general information of Kalmar Pooled
     Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus.
   Investors are reminded to read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------

                                  [BLANK PAGE]

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                       REPORT FROM MANAGEMENT
"GROWTH-WITH-VALUE"                                       FOR THE SIX MONTHS AND
    SMALL CAP FUND                                   QUARTER ENDED JUNE 30, 2007

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

After a strong upward start to 2007, the volatility that beset US stock markets in late February and March transitioned into sturdily positive equity returns in the Second Quarter. A consolidation month in June led to new record highs for all indices (except the NASDAQ, of course) in early July. Moving the market upward in the Second Quarter and into July was: Confidence that the First Quarter represented the nadir in US economic growth with gradual reacceleration ahead; limited reverberations (as of that time at least) from the subprime mortgage meltdown; and better than expected global growth, producing a contained rise in interest rates unrelated to an inflationary pickup. On the strength of their foreign earning power Large Caps beat Smaller stocks in the Quarter. Within the Smaller stock universe itself: Smaller Growth now seems to have decisively taken the lead from Smaller Value; larger and higher quality companies did better than the sketchiest or most cyclical businesses and the very smallest market caps for the second quarter in a row; and a rise in risk taking (with the fastest expected growers and more expensive stocks leading) was healthily balanced by accompanying quality factor leadership (higher ROE, larger size, higher liquidity, and higher earnings visibility companies). We believe these healthy influences should favor Kalmar's discriminating growth investment style with its legitimate wealth building ingredients.

--------------------------------------------------------------------------------------------------------------
TOTAL RETURNS (%) AS OF 06/30/2007   2 Q 2007   YEAR-TO-DATE   1-YEAR   3-YEAR*   5-YEAR*   7-YEAR*   10-YEAR*
--------------------------------------------------------------------------------------------------------------
Kalmar "Growth-with-Value"
Small Cap Fund                         8.45        12.19       16.78     10.04     12.08      7.28       8.84
--------------------------------------------------------------------------------------------------------------
Russell 2000 Growth(R) Index           6.69         9.33       16.83     11.76     13.08      0.88       5.28
--------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index                  4.41         6.45       16.43     13.45     13.88      8.42       9.06
--------------------------------------------------------------------------------------------------------------
S&P 500(R) Index                       6.24         6.99       20.56     11.64     10.70      2.15       7.11
--------------------------------------------------------------------------------------------------------------
Nasdaq Composite                       7.50         7.78       19.85      8.33     12.21     (5.84)      6.08
--------------------------------------------------------------------------------------------------------------

*     ANNUALIZED

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUES WILL FLUCTUATE, AND UPON REDEMPTION SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CONTACT THE INVESTMENT ADVISER AT 800-463-6670 TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.33%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FOR THE PERIOD COVERED BY THIS REPORT. SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.
--------------------------------------------------------------------------------

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

Also favoring the Kalmar Fund's return Year-to-Date and in the Second Quarter -- after several years that awarded no premiums to stocks for better business quality or inherent growthiness and, thus, resulted in unrealistically low valuations for many good growth companies -- was a spate of takeovers focused on the sort of vigorously growing "real companies" the Kalmar Fund owns. Since January, ten Fund holdings experienced merger and acquisition announcements, mostly LBO's. With only two exceptions, because of the prevailing "take the money and run" mentality, the acquisition premiums offered have not been appropriately generous. This leaves us as longer term investors with regrets in many cases, but as we all might agree, the effect on returns is surely better than a sharp gouge in the eye. With the help of such takeovers, a more discriminating market for smaller stocks (which was well overdue), and the strong business progress of our companies, the Kalmar Fund's 2007 comparative returns are enjoying the powerful performance catch-up we have been expecting.

PERFORMANCE ATTRIBUTION

In describing performance attribution and portfolio activity for the Fund, we have chosen to focus our remarks on the Second Quarter because of its greater proximity in time. Accordingly, during that period, returns for the Kalmar Fund gained the most ground relative to the Russell 2000 Growth index in the two sectors where we have the biggest relative weighting differences -- Consumer Discretionary (overweight) and Financial Services (underweight). In the Consumer Discretionary sector our overweight itself did not produce a material positive effect in a sector that performed no better than the index. The positive came because our particular holdings essentially doubled the returns of the sector stocks. Thus importantly, our specific stock outperformance validated our bottom-up derived overweight. In the Financial Services sector, by contrast, our underweight in a weak sector helped relative returns and our select few financial service holdings appreciated strongly, versus anemic results from the sector stocks.

Our biggest detracting sectors in the Quarter were Producer Durables and Materials & Processing, where our underweights did not help in strong sectors and our holdings temporarily underperformed.

Strong individual contributors in the Second Quarter included aQuantive and Alliance Data Systems. Both of these companies were the subject of takeover announcements. Microsoft is acquiring aQuantive, while Alliance Data Systems is being LBO'd with the help of financial partners. Various other non-takeover stocks contributed well in the Quarter and Year-to-Date including MSC Industrial Direct, Insight Enterprises, Niko Resources, and GameStop.

There were few notable detractors in the Quarter and none where presently we have significant longer-term concerns. For example PSS World Medical softened when management did not boost forward guidance because of investment to enhance future growth. And ResMed declined on a product recall with the company momentarily facing tough comps and with new products slightly delayed. Relatedly Year-to-Date, certain pure Consumer Discretionary holdings, like Coldwater Creek for instance, have declined because of macro headwinds facing the American consumer, even though we believe the growth thesis behind the investment is intact.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

PORTFOLIO ACTIVITY

We initiated 10 new portfolio positions in the Second Quarter. Examples of recent new purchases are: Polypore International ($725 million market cap), a developer of specialized polymer-based membranes used in separation and filtration processes -- the high intellectual property content of their products leads to attractive and sustainable operating margins with appealing growth expected; and, DealerTrak Holdings ($1.4 billion market cap), a leading provider of web-based, on-demand software and data solutions that help car dealers streamline their workflow processes and generate more sales, improve cash flow, and lower costs.

In addition to these new purchases, we beefed up several positions as our confidence in their continued business success strengthened. To fund these portfolio additions, we realized partial "peel-the-onion" profit harvests or made partial defensive sales in a few stocks and sold four holdings outright.

INVESTMENT OUTLOOK

      -- The nadir of the mid-cycle economic slowdown likely was experienced in Q1; thus, it appears a successful soft landing was achieved, helped by robust growth abroad and the resilience of US consumers.

      -- Going forward, continuance of the sturdy worldwide economic environment is likely, with ever better balance; meaning that the US can be slower than expected without tipping the economic applecart or threatening overall corporate earnings growth.

      -- Having corrected, then risen again, we believe oil and other industrial commodity prices will stay in a high range, maintaining a geopolitical risk premium.

      -- Inflation remains well contained; but with strong global growth, mildly increasing interest rates and maintenance of a normalized yield curve seem probable.

      -- Despite the housing slump and potentially higher interest rates, US economic growth should accelerate into 2008, with recent market gains discounting this. From reasonable valuation levels, the market's Price/Earnings multiple has potential to rise modestly more if investor confidence improves further.

      -- With Mega-Cap company future growth expectations likely overestimated, when combined with plentiful liquidity and contained interest rates, smaller stock returns may continue to surprise market observers.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

      -- Still, with investor complacency having risen and subprime related liquidity contraction or other "accidents" possible, a further increase in market volatility and a genuine scare or two should be expected.

      Our conclusion: As  we  have  predicted  regularly,  2007  should  produce another rewarding market year -- with preconditions for major cyclical market problems not yet evident.

SMALLER STOCK INVESTMENT OUTLOOK

      -- As indicated above, we believe that Smaller Growth Stock returns should stay competitive, even if Larger Stocks win the market horserace in 2007.

      -- We expect the very broad, low quality Smaller Cap tone of the last few years will continue shifting to a more discriminating one.

      -- And expect that increasing volatility in the market will prompt more evident re-establishment of quality premiums in the market.

      -- We expect the Private Equity effect that has helped support smaller stocks will continue, but to a meaningfully reduced degree because of rising interest rates and risk premiums on takeover debt.

      --    We  think   it's   possible   that  the   prospect   for   gradually
            reaccelerating   economic   growth  may  give   advantage   to  more
            economically sensitive groups as we move into 2008.

      -- And, we firmly believe that Smaller Growth -- finally -- has taken leadership from Smaller Value, and that Growth leadership likely will be maintained until end of the present market cycle.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

ORGANIZATIONAL DEVELOPMENTS

As Kalmar celebrates its 25th successful year for clients and 10th year managing the Kalmar Fund, the firm is stable and productive as is usual, with the best foundation of resources, talent, and technical investment in our history. This combined with the commitment, experience, and focus of our people augurs well for all concerned for the years ahead.

This brings our best wishes for a healthy and prosperous Summer.

Yours faithfully,

/s/ Ford B. Draper

Ford B. Draper, Jr., President
KALMAR INVESTMENT ADVISERS

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself. As of June 30, 2007 the Kalmar Fund held the following positions referenced: aQuantive, 0.0%; Alliance Data Systems, 0.0%; MSC Industrial Direct, 3.2%; Insight Enterprises, 1.9%; Niko Resources, 2.1%; GameStop, 1.3%; PSS World Medical, 1.8%; ResMed, 1.4%; Coldwater Creek, 1.1%; Polypore International, 0.9%; and DealerTrak Holdings, 0.5%.

Distributed  by PFPC  Distributors,  Inc., 760 Moore Road,  King of Prussia,  PA
19406

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS. THE RUSSELL 2000 GROWTH(R) INDEX, THE RUSSELL 2000(R)
                INDEX AND THE LIPPER SMALL CAP GROWTH FUND INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


            Kalmar Small Cap                   Lipper Small    Russell 2000
                 Fund         Russell 2000(R)   Cap Growth       Growth(R)
4/11/1997       $10,000          $10,000          $10,000         $10,000
6/30/1997       $12,040          $11,530          $11,756         $11,655
                $14,880          $13,246          $13,728         $13,627
                $14,635          $12,802          $12,562         $12,511
                $15,746          $14,090          $13,981         $13,997
6/30/1998       $14,891          $13,433          $13,470         $13,193
                $11,825          $10,727          $10,256         $10,243
                $13,513          $12,476          $12,683         $12,664
                $11,750          $11,799          $12,270         $12,452
6/30/1999       $13,513          $13,634          $14,019         $14,288
                $12,787          $12,772          $14,273         $13,585
                $14,324          $15,128          $20,440         $18,122
                $16,247          $16,200          $24,100         $19,804
6/30/2000       $17,176          $15,587          $22,810         $18,344
                $17,689          $15,760          $22,450         $17,615
                $16,573          $14,671          $18,754         $14,057
                $14,500          $13,717          $15,215         $11,920
6/30/2001       $16,701          $15,677          $17,751         $14,062
                $13,451          $12,417          $13,308         $10,114
                $16,573          $15,036          $16,322         $12,760
                $16,766          $15,635          $15,034         $12,510
6/30/2002       $15,883          $14,329          $13,917         $10,546
                $12,993          $11,262          $11,202         $ 8,277
                $13,835          $11,956          $11,813         $ 8,898
                $13,387          $11,419          $11,372         $ 8,553
6/30/2003       $15,883          $14,094          $14,028         $10,619
                $17,483          $15,373          $15,251         $11,730
                $19,859          $17,606          $17,102         $13,218
                $20,732          $18,708          $17,712         $13,956
6/30/2004       $21,081          $18,796          $17,688         $13,969
                $19,672          $18,259          $16,496         $13,129
                $22,403          $20,833          $18,948         $15,109
                $21,544          $19,720          $17,966         $14,078
6/30/2005       $22,126          $20,572          $18,718         $14,568
                $23,304          $21,537          $19,624         $15,488
                $23,580          $21,781          $19,959         $15,737
                $26,134          $24,817          $22,397         $17,297
6/30/2006       $24,051          $23,570          $20,899         $16,692
                $24,108          $23,674          $20,420         $16,399
                $25,035          $25,782          $22,085         $17,837
                $25,898          $26,284          $22,836         $18,278
6/30/2007       $28,087          $27,444          $24,509         $19,501

*     The Fund commenced operations on April 11, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800-463-6670. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.33%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THAT PRINTED IN THE PROSPECTUS.

The Russell 2000 Growth(R) and the Russell 2000(R) indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT                                         FUND EXPENSE EXAMPLE
              TRUST                                                  (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                         KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                           ---------------------------------------------------------------------
                                                                                            EXPENSES PAID DURING
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE     SIX MONTHS ENDING
                                               JANUARY 1, 2007          JUNE 30, 2007          JUNE 30, 2007*
                                           -----------------------   --------------------   --------------------
Actual                                            $1,000.00               $1,060.95                 $7.10
Hypothetical (5% return before expenses)          $1,000.00               $1,018.02                 $6.78

* Expenses are equal to the Fund's annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 12.19% for the six-month period of January 1, 2007 to June 30, 2007.

             KALMAR
             POOLED
         INVESTMENT                 PORTFOLIO HOLDINGS SUMMARY TABLE (UNAUDITED)
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                          % OF
                                                          NET
                                                         ASSETS        VALUE
                                                       ---------   ------------
Common Stock:
   Healthcare .......................................     17.8%    $ 70,376,477
   Commercial Services ..............................     16.6       65,388,712
   Electronic Technology ............................     13.2       52,183,664
   Energy ...........................................     10.7       42,093,341
   Consumer Services ................................      8.2       32,314,639
   Retail Trade .....................................      8.1       31,894,667
   Technology Services ..............................      6.4       25,413,201
   Finance ..........................................      5.5       21,559,873
   Consumer Non-Durables ............................      3.6       14,273,621
   Producer Manufacturing ...........................      3.6       14,102,431
   Materials & Processing ...........................      2.2        8,770,727
   Transportation ...................................      2.0        7,817,285
   Communications ...................................      0.7        2,623,301
   Utilities ........................................      0.4        1,428,574
   Money Market Securities ..........................      1.4        5,651,776
                                                       ---------   ------------

   Total Investments ................................    100.4      395,892,289
   Other Assets & Liabilities, Net ..................     (0.4)      (1,625,247)
                                                       ---------   ------------

NET ASSETS -- 100.0% ................................    100.0%    $394,267,042
                                                       =========   ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT                          SCHEDULE OF INVESTMENTS (UNAUDITED)
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                       ---------   ------------
COMMON STOCK -- 99.0%

COMMERCIAL SERVICES -- 16.6%
   ADVERTISING/MARKETING SERVICES -- 1.5%
   ValueClick, Inc.* ................................    203,570   $  5,997,172
                                                                   ------------
   ENGINEERING/CONSTRUCTION -- 2.6%
   Chicago Bridge & Iron Co. N.V. ...................    267,430     10,092,808
                                                                   ------------
   ENVIRONMENTAL SERVICES -- 1.4%
   Tetra Tech, Inc.* ................................    248,240      5,349,572
                                                                   ------------
   FOOD DISTRIBUTORS -- 1.7%
   Performance Food Group Co.* ......................    213,025      6,921,183
                                                                   ------------
   MEDICAL DISTRIBUTORS -- 1.8%
   PSS World Medical, Inc.* .........................    392,560      7,152,443
                                                                   ------------
   MISCELLANEOUS COMMERCIAL SERVICES -- 3.3%
   Concur Technologies, Inc.* .......................    150,550      3,440,067
   Corrections Corporation of America* ..............    114,807      7,245,470
   CoStar Group, Inc.* ..............................     41,960      2,218,845
                                                                   ------------
                                                                     12,904,382
                                                                   ------------
   PERSONNEL SERVICES -- 1.1%
   MPS Group, Inc.* .................................    324,370      4,336,827
                                                                   ------------
   WHOLESALE DISTRIBUTOR -- 3.2%
   MSC Industrial Direct Co., Inc. (A Shares) .......    229,715     12,634,325
                                                                   ------------
   TOTAL COMMERCIAL SERVICES ........................                65,388,712
                                                                   ------------
COMMUNICATIONS -- 0.7%
   SPECIALTY COMMUNICATIONS -- 0.7%
   Cbeyond Communications, Inc.* ....................     68,120      2,623,301
                                                                   ------------
   TOTAL COMMUNICATIONS .............................                 2,623,301
                                                                   ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                       ---------   ------------
CONSUMER NON-DURABLES -- 3.6%
   APPAREL/FOOTWEAR -- 0.6%
   Carter's, Inc.* ..................................     99,380   $  2,577,917
                                                                   ------------
   BEVERAGES -- 1.3%
   Central European Distribution Corp.* .............    142,925      4,948,063
                                                                   ------------
   FOOD: SPECIALTY/CANDY -- 0.5%
   SunOpta, Inc.* ...................................    195,850      2,183,728
                                                                   ------------
   HOUSEHOLD/PERSONAL CARE -- 1.2%
   Elizabeth Arden, Inc.* ...........................    188,125      4,563,913
                                                                   ------------
   TOTAL CONSUMER NON-DURABLES ......................                14,273,621
                                                                   ------------
CONSUMER SERVICES -- 8.2%
   CASINOS/GAMING -- 1.1%
   Penn National Gaming, Inc.* ......................     74,180      4,457,476
                                                                   ------------
   OTHER CONSUMER SERVICES -- 5.6%
   DeVry, Inc. ......................................    285,455      9,711,179
   HealthExtras, Inc.* ..............................    133,540      3,950,113
   Life Time Fitness, Inc.* .........................    154,555      8,226,963
                                                                   ------------
                                                                     21,888,255
                                                                   ------------
   RESTAURANTS -- 1.5%
   BJ's Restaurants, Inc.* ..........................    105,975      2,091,947
   Ruby Tuesday, Inc. ...............................    147,245      3,876,961
                                                                   ------------
                                                                      5,968,908
                                                                   ------------
   TOTAL CONSUMER SERVICES ..........................                32,314,639
                                                                   ------------
ELECTRONIC TECHNOLOGY -- 13.2%
   COMPUTER COMMUNICATIONS -- 2.0%
   Avocent Corp.* ...................................    215,391      6,248,493
   Ixia* ............................................    182,600      1,690,876
                                                                   ------------
                                                                      7,939,369
                                                                   ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                       ---------   ------------
ELECTRONIC TECHNOLOGY -- (CONTINUED)
   ELECTRONIC COMPONENTS -- 2.1%
   Benchmark Electronics, Inc.* .....................    233,135   $  5,273,513
   Sirenza Microdevices, Inc.* ......................    272,570      3,235,406
                                                                   ------------
                                                                      8,508,919
                                                                   ------------
   ELECTRONIC PRODUCTION EQUIPMENT -- 4.9%
   ATMI, Inc.* ......................................    247,340      7,420,200
   FEI Co.* .........................................    165,760      5,380,570
   Tessera Technologies, Inc.* ......................    163,695      6,637,832
                                                                   ------------
                                                                     19,438,602
                                                                   ------------
   SEMICONDUCTORS -- 1.7%
   Diodes, Inc.* ....................................     62,270      2,601,018
   International Rectifier Corp.* ...................     50,300      1,874,178
   Microsemi Corp. ..................................     88,800      2,126,760
                                                                   ------------
                                                                      6,601,956
                                                                   ------------
   TELECOMMUNICATIONS EQUIPMENT -- 2.5%
   NICE-Systems Ltd. ADR* ...........................     78,030      2,710,762
   Occam Networks, Inc.* ............................    134,800      1,345,304
   Polycom, Inc.* ...................................    105,215      3,535,224
   Symmetricom, Inc.* ...............................    250,420      2,103,528
                                                                   ------------
                                                                      9,694,818
                                                                   ------------
   TOTAL ELECTRONIC TECHNOLOGY ......................                52,183,664
                                                                   ------------
ENERGY -- 10.7%
   CONTRACT DRILLING -- 1.5%
   Atwood Oceanics, Inc.* ...........................     84,800      5,818,976
                                                                   ------------
   OIL & GAS PRODUCTION -- 7.8%
   Delta Petroleum Corp.* ...........................    229,505      4,608,460
   GMX Resources, Inc.* .............................    105,780      3,659,988

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                       ---------   ------------
ENERGY -- (CONTINUED)
   OIL & GAS PRODUCTION -- (CONTINUED)
   Niko Resources, Ltd. (Canadian) ..................     91,375   $  8,332,198
   Parallel Petroleum Corp.* ........................    248,750      5,447,625
   Ultra Petroleum Corp.* ...........................    161,135      8,901,097
                                                                   ------------
                                                                     30,949,368
                                                                   ------------
   OILFIELD SERVICES/EQUIPMENT -- 1.4%
   Core Laboratories N.V.* ..........................     52,365      5,324,997
                                                                   ------------
   TOTAL ENERGY .....................................                42,093,341
                                                                   ------------
FINANCE -- 5.5%
   FINANCE/RENTAL/LEASING-- 3.9%
   Aaron Rents, Inc. ................................    119,405      3,486,626
   Mobile Mini, Inc.* ...............................    253,320      7,396,944
   Williams Scotsman International, Inc.* ...........    181,940      4,331,991
                                                                   ------------
                                                                     15,215,561
                                                                   ------------
   FINANCIAL CONGLOMERATES -- 0.5%
   National Financial Partners Corp .................     43,580      2,018,190
                                                                   ------------
   INSURANCE BROKERS/SERVICES -- 1.1%
   ChoicePoint, Inc.* ...............................    101,911      4,326,122
                                                                   ------------
   TOTAL FINANCE ....................................                21,559,873
                                                                   ------------
HEALTHCARE -- 17.8%
   BIOTECHNOLOGY -- 1.3%
   Lifecell Corp.* ..................................    171,920      5,250,437
                                                                   ------------
   HOSPITAL/NURSING MANAGEMENT -- 0.5%
   Sunrise Senior Living, Inc.* .....................     53,020      2,120,270
                                                                   ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                       ---------   ------------
HEALTHCARE -- (CONTINUED)
   MEDICAL SPECIALTIES -- 9.0%
   Analogic Corp. ...................................     93,610   $  6,881,271
   Arrow International, Inc. ........................    101,470      3,884,271
   ResMed, Inc.* ....................................    136,950      5,650,557
   Respironics, Inc.* ...............................    203,535      8,668,556
   SonoSite, Inc.* ..................................    110,180      3,462,957
   The Cooper Companies, Inc. .......................    128,990      6,877,747
                                                                   ------------
                                                                     35,425,359
                                                                   ------------
   MEDICAL/NURSING SERVICES -- 1.6%
   Healthways, Inc.* ................................    129,180      6,119,257
                                                                   ------------
   SERVICES TO THE HEALTH INDUSTRY -- 5.4%
   Advisory Board Co. (The)* ........................     75,880      4,215,893
   Covance, Inc.* ...................................    109,465      7,504,920
   Healthcare Services Group, Inc. ..................    134,150      3,957,425
   Inventiv Health, Inc.* ...........................    157,960      5,782,916
                                                                   ------------
                                                                     21,461,154
                                                                   ------------
   TOTAL HEALTHCARE .................................                70,376,477
                                                                   ------------
MATERIALS & PROCESSING -- 2.2%
   CHEMICALS: SPECIALTY -- 1.3%
   Albemarle Corp. ..................................    137,490      5,297,490
                                                                   ------------
   INDUSTRIAL SPECIALTIES -- 0.9%
   Polypore International, Inc.* ....................    197,680      3,473,237
                                                                   ------------
   TOTAL MATERIALS & PROCESSING .....................                 8,770,727
                                                                   ------------
PRODUCER MANUFACTURING -- 3.6%
   BUILDING PRODUCTS -- 0.6%
   NCI Building Systems, Inc.* ......................     50,610      2,496,591
                                                                   ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                       ---------   ------------
PRODUCER MANUFACTURING -- (CONTINUED)
   INDUSTRIAL MACHINERY -- 2.0%
   Kennametal, Inc. .................................     94,610   $  7,760,858
                                                                   ------------
   MISCELLANEOUS MANUFACTURING -- 1.0%
   Carlisle Cos., Inc. ..............................     82,670      3,844,982
                                                                   ------------
   TOTAL PRODUCER MANUFACTURING .....................                14,102,431
                                                                   ------------
RETAIL TRADE -- 8.1%
   CATALOG/SPECIALTY DISTRIBUTION -- 3.0%
   Coldwater Creek, Inc.* ...........................    181,042      4,205,606
   Insight Enterprises, Inc.* .......................    334,122      7,541,133
                                                                   ------------
                                                                     11,746,739
                                                                   ------------
   DISCOUNT STORES -- 0.5%
   Fred's, Inc. .....................................    133,276      1,783,233
                                                                   ------------
   FOOD-RETAIL -- 0.3%
   Susser Holdings Corp.* ...........................     64,590      1,047,004
                                                                   ------------
   INTERNET RETAIL -- 1.6%
   1-800-FLOWERS.COM, Inc. (A Shares)* ..............    141,430      1,333,685
   GameStop Corp. (A Shares)* .......................    132,400      5,176,840
                                                                   ------------
                                                                      6,510,525
                                                                   ------------
   SPECIALTY STORES -- 2.7%
   O'Reilly Automotive, Inc.* .......................    100,690      3,680,220
   Tractor Supply Co.* ..............................    136,925      7,126,946
                                                                   ------------
                                                                     10,807,166
                                                                   ------------
   TOTAL RETAIL TRADE ...............................                31,894,667
                                                                   ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                       ---------   ------------
TECHNOLOGY SERVICES -- 6.4%
   INTERNET SOFTWARE/SERVICES -- 3.6%
   DealerTrack Holdings, Inc.* ......................     53,110   $  1,956,572
   Internap Network Services Corp.* .................    137,430      1,981,741
   Online Resources Corp.* ..........................    130,900      1,437,282
   Progress Software Corp.* .........................    166,950      5,307,340
   RightNow Technologies, Inc.* .....................    209,075      3,430,921
                                                                   ------------
                                                                     14,113,856
                                                                   ------------
   PACKAGED SOFTWARE -- 2.8%
   Ansys, Inc.* .....................................    156,840      4,156,260
   OPNET Technologies, Inc.* ........................    112,145      1,290,789
   Phase Forward, Inc.* .............................    124,170      2,089,781
   Transaction Systems Architects, Inc.* ............    111,780      3,762,515
                                                                   ------------
                                                                     11,299,345
                                                                   ------------
   TOTAL TECHNOLOGY SERVICES ........................                25,413,201
                                                                   ------------
TRANSPORTATION -- 2.0%
   AIR FREIGHT/COURIERS -- 1.0%
   UTI Worldwide, Inc. ..............................    140,580      3,766,138
                                                                   ------------
   MARINE SHIPPING -- 1.0%
   Tidewater, Inc. ..................................     57,155      4,051,147
                                                                   ------------
   TOTAL TRANSPORTATION .............................                 7,817,285
                                                                   ------------
UTILITIES -- 0.4%
   GAS DISTRIBUTORS -- 0.4%
   Clean Energy Fuels Corp.* ........................    113,740      1,428,574
                                                                   ------------
   TOTAL UTILITIES ..................................                 1,428,574
                                                                   ------------
   TOTAL COMMON STOCK (COST $254,813,733) ...........               390,240,513
                                                                   ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONCLUUED
              TRUST                                                JUNE 30, 2007
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                       ---------   ------------
MONEY MARKET SECURITIES -- 1.4%

MONEY MARKET FUNDS -- 1.4%
   BlackRock Liquidity Funds TempCash Portfolio .....  2,825,888   $  2,825,888
   BlackRock Liquidity Funds TempFund Portfolio .....  2,825,888      2,825,888
                                                                   ------------
   TOTAL MONEY MARKET SECURITIES (COST $5,651,776) ..                 5,651,776
                                                                   ------------
   TOTAL INVESTMENTS (Cost $260,465,509) -- 100.4% ..               395,892,289

   OTHER ASSETS & LIABILITIES, NET -- (0.4)% ........                (1,625,247)
                                                                   ------------
   NET ASSETS -- 100.0% .............................              $394,267,042
                                                                   ============

*     Non-income producing security

      ADR -- American Depository Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                     AS OF
                                                                                 JUNE 30, 2007
                                                                                  (UNAUDITED)
                                                                                 -------------
ASSETS:
Investment in securities, at value
   (Cost $260,465,509) .......................................................   $ 395,892,289
Receivables for:
   Capital shares subscribed .................................................         230,500
   Investment securities sold ................................................       4,092,455
   Dividends .................................................................          80,778
Other assets .................................................................          25,349
                                                                                 -------------
   Total Assets ..............................................................     400,321,371
                                                                                 -------------
LIABILITIES:
Payables for:
   Capital shares redeemed ...................................................         315,504
   Investment securities purchased ...........................................       5,160,836
   Advisory fee ..............................................................         326,938
   Trustees fees .............................................................          21,250
   Accrued expenses ..........................................................         229,801
                                                                                 -------------
   Total Liabilities .........................................................       6,054,329
                                                                                 -------------
NET ASSETS ...................................................................   $ 394,267,042
                                                                                 =============
NET ASSETS CONSISTED OF:
Shares of beneficial interest ................................................   $     209,062
Additional paid-in capital ...................................................     209,892,993
Accumulated net investment loss ..............................................      (1,979,585)
Accumulated net realized gain on investments and foreign currency
   related transactions ......................................................      50,717,792
Net unrealized appreciation on investments and foreign currency
   related transactions ......................................................     135,426,780
                                                                                 -------------

NET ASSETS FOR 20,906,169 SHARES OUTSTANDING .................................   $ 394,267,042
                                                                                 =============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($394,267,042 / 20,906,169 outstanding shares of beneficial interest,
   $0.01 par value, unlimited authorized shares) .............................   $       18.86
                                                                                 =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                           FOR THE
                                                                                       SIX-MONTH PERIOD
                                                                                      ENDED JUNE 30, 2007
                                                                                          (UNAUDITED)
                                                                                      -------------------
INVESTMENT INCOME:
   Dividends (net of $3,632 foreign taxes withheld) ...............................   $           691,239
                                                                                      -------------------
      Total income ................................................................               691,239
                                                                                      -------------------
EXPENSES:
   Advisory fees (Note 4) .........................................................             1,974,945
   Accounting and administration fees (Note 4) ....................................               223,192
   Transfer agent fees (Note 4) ...................................................               207,268
   Trustees' fees .................................................................                47,907
   Legal fees .....................................................................                47,659
   Compliance service fees ........................................................                41,552
   Printing & shareholder report fees .............................................                30,640
   Insurance expense ..............................................................                27,778
   Registration fees ..............................................................                26,686
   Custodian fees (Note 4) ........................................................                21,437
   Audit fees .....................................................................                18,440
   Miscellaneous ..................................................................                 3,320
                                                                                      -------------------
      Total expenses ..............................................................             2,670,824
                                                                                      -------------------
NET INVESTMENT LOSS ...............................................................            (1,979,585)
                                                                                      -------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS:
   Net realized gain from investments and foreign currency related transactions ...            50,717,780
   Net change in unrealized appreciation on investments and foreign currency
      related transactions ........................................................            (3,524,322)
                                                                                      -------------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS ...........................................................            47,193,458
                                                                                      -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................   $        45,213,873
                                                                                      ===================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENTS OF CHANGES IN NET ASSETS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                   FOR THE
                                                                              SIX MONTHS ENDED        FOR THE
                                                                                JUNE 30, 2007    FISCAL YEAR ENDED
                                                                                 (UNAUDITED)     DECEMBER 31, 2006
                                                                              ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ....................................................   $     (1,979,585)  $      (4,041,299)
   Net realized gain from investments and foreign currency
      related transactions ................................................         50,717,780          18,592,522
   Net change in unrealized appreciation on investments and
      foreign currency related transactions ...............................         (3,524,322)          9,896,692
                                                                              ----------------   -----------------
      Net increase in net assets resulting from operations ................         45,213,873          24,447,915
                                                                              ----------------   -----------------
DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains .....................................................                 --         (18,586,328)
                                                                              ----------------   -----------------
SHARE TRANSACTIONS (a):
   Proceeds from shares sold ..............................................         27,879,640          95,379,053
   Proceeds from shares reinvested ........................................                 --          15,830,110
   Cost of shares redeemed ................................................       (113,997,373)       (105,237,654)
                                                                              ----------------   -----------------
      Net increase (decrease) in net assets from share transactions .......        (86,117,733)          5,971,509
                                                                              ----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................................        (40,903,860)         11,833,096
NET ASSETS:
   Beginning of period ....................................................        435,170,902         423,337,806
                                                                              ----------------   -----------------
   End of period ..........................................................   $    394,267,042   $     435,170,902
                                                                              ================   =================

(a) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ............................................................          1,577,524           5,483,586
   Shares reinvested ......................................................                 --             934,481
   Shares redeemed ........................................................         (6,560,134)         (6,136,515)
                                                                              ----------------   -----------------
   Net increase (decrease) in shares ......................................         (4,982,610)            281,552
   Shares outstanding - Beginning of period ...............................         25,888,779          25,607,227
                                                                              ----------------   -----------------
   Shares outstanding - End of period .....................................         20,906,169          25,888,779
                                                                              ================   =================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                     FOR THE
                                                    SIX-MONTH
                                                   PERIOD ENDED                 FOR THE YEAR ENDED DECEMBER 31
                                                  JUNE 30, 2007   ---------------------------------------------------------
                                                   (UNAUDITED)       2006        2005        2004        2003        2002
                                                  -------------   ---------   ---------   ---------   ---------   ---------
Net asset value at beginning of period ........   $       16.81   $   16.53   $   16.17   $   14.80   $   10.81   $   12.95
                                                  -------------   ---------   ---------   ---------   ---------   ---------
INVESTMENT OPERATIONS
Net investment loss ...........................           (0.09)      (0.16)      (0.12)      (0.12)      (0.13)      (0.12)

Net realized and unrealized gain (loss) on
   investments ................................            2.14        1.19        0.97        2.02        4.84       (2.02)
                                                  -------------   ---------   ---------   ---------   ---------   ---------
      Total from investment operations ........            2.05        1.03        0.85        1.90        4.71       (2.14)
                                                  -------------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
From net realized gain on investments .........              --       (0.75)      (0.49)      (0.53)      (0.72)         --
                                                  -------------   ---------   ---------   ---------   ---------   ---------
Total distributions ...........................              --       (0.75)      (0.49)      (0.53)      (0.72)         --
                                                  -------------   ---------   ---------   ---------   ---------   ---------
Net asset value at end of period ..............   $       18.86   $   16.81   $   16.53   $   16.17   $   14.80   $   10.81
                                                  =============   =========   =========   =========   =========   =========
Total return ..................................           12.19%       6.17%       5.26%      12.81%      43.54%     (16.53)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets ................            1.35%       1.32%       1.29%       1.27%       1.26%       1.23%
Net investment loss to average net assets .....           (1.00)%     (0.90)%     (0.79)%     (0.90)%     (1.03)%     (1.03)%
Portfolio turnover rate .......................           21.86%      30.81%      29.51%      23.05%      46.07%      40.50%
Net assets at end of period (000's omitted) ...   $     394,267   $ 435,171   $ 423,338   $ 373,933   $ 270,161   $ 170,059

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                NOTES TO FINANCIAL STATEMENTS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. ORGANIZATION. The Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant  accounting  policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

At June 30, 2007, the tax cost and related gross unrealized appreciation and depreciation were as follows:

       Cost of investments for tax purposes ............   $ 260,465,509
                                                           -------------
       Gross tax unrealized appreciation ...............     138,008,115
       Gross tax unrealized depreciation ...............      (2,581,335)
                                                           -------------
       Net tax unrealized appreciation on investments ..   $ 135,426,780
                                                           =============

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3.  PURCHASES  AND SALES OF INVESTMENT  SECURITIES.  During the six months ended
June  30,  2007,  purchases  and  sales  of  investment   securities  (excluding
short-term investments) aggregated as follows:

       Purchases .......................................   $  85,447,644
       Sales ...........................................     154,491,944

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs the Adviser as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average daily net assets. For the six months ended June 30, 2007, Investment Advisory fees were $1,974,945.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc., serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an affiliate of PFPC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser.

5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                    DECEMBER 31, 2006   DECEMBER 31, 2005
                                    -----------------   -----------------
      Distributions paid from:
      Ordinary income ...........     $          --       $          --
      Long-term capital gain ....        18,586,328          12,016,373
                                      -------------       -------------
                                      $  18,586,328       $  12,016,373
                                      =============       =============

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

6. RECLASSIFICATION IN THE CAPITAL ACCOUNTS. The following permanent difference is primarily attributable to a permanent difference due to a net operating loss and has been reclassified to the accounts in the chart below as of December 31, 2006.

                                               UNDISTRIBUTED NET
                PAID-IN CAPITAL                 INVESTMENT LOSS
                ---------------                -----------------
                 $ (4,041,299)                    $ 4,041,299

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENTS.

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management has evaluated the impact of FIN 48 and has determined it will have no impact on the financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                    OTHER MATTERS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2006 to June 30, 2007 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website, WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website WWW.SEC.GOV. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM

                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                           KING OF PRUSSIA, PA 19406

                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                 P.O. BOX 9831
                              PROVIDENCE, RI 02940

                                    CUSTODIAN
                               PFPC TRUST COMPANY
                              THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153

                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                             3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                          PHILADELPHIA, PA 19103-2799

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                    PFPC INC.
                                 P.O. BOX 9831
                              PROVIDENCE, RI 02940
                      (WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12 - 6/07


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kalmar Pooled Investment Trust
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date          August 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date          August 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date          August 22, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.